Cover	Jan. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2022
Entity File Number	001-14015
Entity Registrant Name	APPLIED ENERGETICS, INC.
Entity Central Index Key	0000879911
Entity Tax Identification Number	77-0262908
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9070 S. Rita Road
Entity Address, Address Line Two	#1500
Entity Address, Postal Zip Code	85747
City Area Code	520
Local Phone Number	628-7415
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $.001
Trading Symbol	AERG
Security Exchange Name	NONE
Entity Emerging Growth Company	false